Stock Option Plan and Stock-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Stock Option Plan and Stock-Based Compensation
8. Stock Option Plan and Stock-Based Compensation
In July 2025, the Company’s board of directors adopted, and the Company’s stockholders approved, the 2025 Equity Incentive Plan (the “2025 Plan”). The 2025 Plan became effective on July 29, 2025, the date the final prospectus was filed in connection with the Company’s IPO. The 2025 Plan came into existence upon its adoption by the Company’s board of directors. No further awards will be granted under the 2010 Equity Incentive Plan (the “2010 Plan”) or 2020 Equity Incentive Plan (the “2020 Plan,” and collectively, along with the 2025 Plan and 2010 Plan, the “Plans”).
The following table summarizes the activity in total shares of common stock available for issuance under the 2025 Plan:

Shares Available for Grant
Balance, January 1, 2026	391,507
Shares added	915,846
Granted	(640,736)
Forfeited	41,380

Balance, March 31, 2026	707,997

Awards outstanding under the Plans remain subject to the terms of the respective Plans, but shares reserved for issuance under each of the 2010 Plan and 2020 Plan that were not subject to outstanding awards at the time the 2025 Plan became effective are no longer available for issuance.
The Company recognized approximately $0.6 million and $0.9 million of stock-based compensation expense related to options during the three months ended March 31, 2026 and March 31, 2025, respectively. The expense was reflected in sales, general and administrative expense. There was no activity related to the Company’s employee stock purchase plan for either period.

A summary of restricted stock units (“RSU”) activity under the 2020 Plan and 2025 Plan are as follows:

	Number of RSUs		Weighted- Average Grant Date Fair Value Per Share
	2020 Plan	2025 Plan
RSUs outstanding at December 31, 2025	185,243	1,312,093	$27.77
RSUs granted	—	640,736	$28.65
RSUs exercised/released	(76,427)	—	$16.67
RSUs cancelled and forfeited	(13,393)	(41,380)	$25.69

RSUs outstanding at March 31, 2026	95,423	1,911,449	$28.53

The Company recognized approximately $2.8 million of stock-based compensation expense during the three months ended March 31, 2026 related to RSUs. The expense was reflected in sales, general and administrative expense. There was no stock-based compensation expense related to RSUs during the three months ended March 31, 2025.
The total unrecognized stock-based compensation expense related to unvested RSUs and subject to recognition in future periods was approximately $52.2 million at March 31, 2026. The Company anticipates this expense to be recognized over a weighted-average period of approximately 3.79 years.
The following table summarizes the effects of
stock-based
compensation on cost of sales, research and development, and sales, general and administrative expenses granted under the Plans (in thousands) for the three months ended March 31, 2026 and 2025:

	Three months ended March 31,
	2026	2025
Cost of sales	$187	$60
Research and development	$1,518	389
Sales, general and administrative	$1,657	402

Total	$3,362	$851

The total unrecognized stock-based compensation expense related to unvested stock options and subject to recognition in future periods was approximately $1.9 million at March 31, 2026. The Company anticipates this expense to be recognized over a weighted-average period of approximately 1.5 years.
During the three months ended March 31, 2026, the Company received $1.1 million from the exercise of stock options granted under the Plans.

12. Stock Option Plan and Stock-Based Compensation
Summary of Stock-Based Compensation Expense
The following table summarizes the effects of
stock-based
compensation on cost of sales, research and development, and sales, general and administrative expenses granted under the Plans (in thousands) for the years ended December 31, 2025 and 2024, respectively:

	2025	2024
Cost of sales	$227	$356
Research and development	2,589	2,416
Sales, general and administrative	4,019	2,402

Total	$6,835	$5,174

In July 2025, the Company’s board of directors adopted, and the Company’s stockholders approved the 2025 Equity Incentive Plan (the 2025 Plan). The 2025 Plan became effective on July 29, 2025. No further awards will be granted under the 2010 Equity Incentive Plan (2010 Plan) or 2020 Equity Incentive Plan (2020 Plan, and collectively, along with the 2025 Plan and 2010 Plan, the Plans).

Awards outstanding under the Plans remain subject to the terms of the respective Plans, but shares reserved for issuance under each of the 2010 Plan and 2020 Plan that were not subject to outstanding awards at the time the 2025 Plan became effective are no longer available for issuance.
The following table summarizes the activity in total shares of common stock available for issuance under the 2010 and 2020 Plans, reflecting the impact of the Stock Split:

Shares Available for Grant
Balance, January 1, 2024	421,280
Shares added	625,571
Granted	(680,690)
Forfeited	31,493

Balance, December 31, 2024	397,654

Shares added	—
Granted	(236,785)
Forfeited	32,793
Cancelled	(193,662)

Balance, December 31, 2025	—

The following table summarizes the activity in total shares available for issuance under the 2025 Plan:

Shares Available for Grant
Balance, January 1, 2024	—
Shares added	—
Granted	—
Forfeited	—

Balance, December 31, 2024	—

Shares added	1,703,600
Granted	(1,364,422)
Forfeited	52,329

Balance, December 31, 2025	391,507

Stock Options
The fair value for the Company’s options was estimated at the date of grant using a Black-Scholes option pricing model with the following weighted-average assumptions:

	Years Ended December 31,
	2025	2024
Risk-free interest rate	4.16%	4.16%
Expected life of the options	6.07 years	5.47 years
Dividend rate	0%	0%
Volatility	64.16%	54.51%
Fair value per share of common stock	$16.80	$12.60

Additional information regarding outstanding options that are vesting, expected to vest, or exercisable as of December 31, 2025, is as follows:

	Number of Options	Weighted- Average Price Per Share	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (Years)
Options outstanding at December 31, 2023	1,760,984	$7.28	$14.84	6.03
Options granted	1,377,527	$10.58	$12.58	—
Options exercised	(78,374)	$8.57	$10.90	—
Options forfeited	(831,282)	$0.47	$22.95	—

Options outstanding at December 31, 2024	2,228,855	$7.83	$10.65	6.23
Options granted	165,349	$10.47	17
Options exercised	(117,955)	$5.14	7
Options forfeited	(34,639)	$12.69	12

Options outstanding at December 31, 2025	2,241,610	$8.10	$11.27	5.72

Vested and expected to vest	2,241,610	$8.10	$11.27	5.72
Exercisable	1,935,280	$7.97	$10.81	5.24
The weighted-average fair value of options granted during the years ended December 31, 2025 and 2024, was $10.5 and $10.6 per share, respectively. The aggregate intrinsic value of options exercised during the years ended December 31, 2025 and 2024 was $2.4 million and $0.3 million, respectively. Intrinsic value represents the difference between the market value of the Company’s common stock at the time of exercise and the strike price of the stock option. The total unrecognized stock-based compensation expense related to unvested stock options and subject to recognition in future periods was approximately $2.4 million and $4.2 million at December 31, 2025 and 2024. As of December 31, 2025, the Company anticipates this expense to be recognized over a weighted-average period of approximately 1.6 years. During the year ended December 31, 2025, the Company’s board of directors approved the acceleration of one-third
of previously issued options to the Company’s chief financial officer, resulting in an additional $0.5 million of stock-based compensation expense for the year ended December 31, 2025.
During the years ended December 31, 2025 and 2024, the Company received $0.8 million and $0.9 million, respectively, from the exercise of stock options granted under the Plans.
Restricted Stock Units
A summary of RSU activity under the 2020 and 2025 Plans are as follows:

	Number of RSUs		Weighted- Average Grant Date Fair Value Per Share
	2020 Plan	2025 Plan
RSUs outstanding at December 31, 2024	113,816	—	$15.36
RSUs granted	71,427	1,364,422	$28.82
RSUs cancelled and forfeited	—	(52,329)	$29.68

RSUs outstanding at December 31, 2025	185,243	1,312,093	$27.77

RSUs were granted under the 2020 Plan during the year ended December 31, 2025. Following the effective date of the 2025 plan, no additional grants will be made under the 2020 Plan.
The Company recognized approximately $0.7 million of share based compensation expense during the year ended December 31, 2025, related to RSUs in which the time-based service and performance conditions were satisfied upon completion of the IPO. This expense was reflected in sales, general and administrative expense.
The total unrecognized stock-based compensation expense related to unvested RSUs in future periods was approximately $38.0 million and $1.7 million at December 31, 2025 and 2024. As of December 31, 2025, the Company anticipates this expense to be recognized over a weighted-average period of approximately 3.7 years.
During the years ended December 31, 2025 and 2024, the Company granted 1,435,849 and 2,666,664 RSUs, respectively, to several directors and employees. 44,822 of these RSUs vested upon completion of the IPO.